Organization	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. ORGANIZATION

Citrix Systems, Inc. (“Citrix” or the “Company”), is a Delaware corporation founded on April 17, 1989. Citrix delivers solutions to make applications secure and easy to access, anywhere, anytime and on any device or network.

Citrix markets and licenses its products directly to customers, over the Web, and through systems integrators (“SIs”), in addition to indirectly through value-added resellers (“VARs”), value-added distributors (“VADs”), original equipment manufacturers (“OEMs”), and service providers.

On January 31, 2017, Citrix Systems, Inc. (the “Company”) completed the spin-off of its GoTo family of service offerings (the “Spin-off”) and subsequent merger of that business with LogMeIn, Inc. (“LogMeIn”) (the “Merger”) pursuant to a pro rata distribution to its stockholders of 100% of the shares of common stock of GetGo, Inc., or GetGo, its wholly-owned subsidiary. Pursuant to the transaction, the Company transferred its GoTo Business to GetGo, and after the close of business on January 31, 2017, the Company distributed approximately 26.9 million shares of GetGo common stock to the Company’s stockholders of record as of the close of business on January 20, 2017 (the “Record Date”). Immediately following the distribution, Lithium Merger Sub, Inc., a wholly-owned subsidiary of LogMeIn, merged with and into GetGo, with GetGo as the surviving corporation. In connection with the Merger, GetGo became a wholly-owned subsidiary of LogMeIn, and each share of GetGo common stock was converted into the right to receive one share of LogMeIn common stock. As a result of these transactions, the Company’s stockholders received approximately 26.9 million shares of LogMeIn common stock in the aggregate, or 0.171844291 of a share of LogMeIn common stock for each share of the Company’s common stock held of record by such stockholders on the Record Date. No fractional shares of LogMeIn were issued, and the Company’s stockholders instead received cash in lieu of any fractional shares.

The Company’s revenues are derived from sales of its Workspace Services products, Delivery Networking products, Cloud Services offerings and related License updates and maintenance and Professional services. Prior to the Spin-off, the Company also derived its revenues from sales of the GoTo Business, which were delivered as cloud-based SaaS, and included Communications Cloud and Workflow Cloud service offerings. Subsequent to the Spin-off, the Company determined that it has one reportable segment. The Company identified its segment using the “management approach” which designates the internal organization that is used by management for making operating decisions and assessing performance. See Note 11 for more information on the Company’s segment.

In these consolidated financial statements, unless otherwise indicated, references to Citrix and the Company, refer to Citrix Systems, Inc. and its consolidated subsidiaries after giving effect to the Spin-off. As a result of the Spin-off, the consolidated financial statements reflect the GoTo Business operations, assets and liabilities, and cash flows as discontinued operations for all periods presented. Refer to Note 18 for additional information regarding the Spin-off and Note 21 for additional information regarding discontinued operations.